ALAMEDA CONTRA-COSTA MEDICAL ASSOCIATION
COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS





FINANCIAL STATEMENTS
(UNAUDITED)
for the six months ended June 30, 1997 and for the year ended December 31, 1996

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
ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENTS OF ASSETS AND LIABILITIES
(unaudited)
June 30, 1997

ASSETS                      International  Growth     Value        Balanced   Long-          Short-
                            Value Equity   Equity     Equity                  Intermediate   Intermediate  Short Term
                                                                              Fixed Income   Fixed Income  Income
Investments, at cost        1,264,957      3,171,613  21,551,266   3,863,536  4,351,603      4,766,087     3,746,354

Investments, at value       1,544,271      4,363,326  26,139,525   5,566,178  4,428,862      4,743,025     3,750,275
Receivable-units sold         172,961         21,750      59,077      37,928      4,406        107,458         3,995
Accrued dividends
 and interest receivable        7,727          2,551      27,527      27,325     45,491         47,865        49,644
                            _________      _________  __________   _________  _________      _________     _________

      Total assets          1,724,959      4,387,627  26,226,129   5,631,431  4,478,759      4,898,348     3,803,914

LIABILITIES AND
NET ASSETS

Accrued expenses:
 Administration fees            1,547          4,552      55,659       5,769      4,949          5,298         4,137
 Professional fees              4,065          9,117      20,943      12,046      7,368          7,844         6,467
Payable-redemption of units   276,089        269,725     774,067       7,700    541,891        253,044       346,711
                            _________      _________  __________   _________  _________      _________     _________
Total liabilities             281,701        283,394     850,669      25,515    554,208        266,186       357,315

Net assets                  1,443,258      4,104,233  25,375,460   5,605,916  3,924,551      4,632,162     3,446,599

Units outstanding             112,653        220,768   1,952,098     450,457    368,884        440,398       329,090

Net asset value per unit        12.81          18.59       13.00       12.44      10.64          10.52         10.47

NET ASSETS COMPOSED OF:
Paid-in capital             1,134,589      2,346,289   8,794,867   3,030,540  1,764,320      2,691,642     2,027,090
Accumulated undistributed
net investment income
(loss)                         19,268       (114,714)  1,347,497     575,132  1,846,201      1,885,616     1,479,019
Accumulated undistributed
net realized gains
(losses)                       10,087        680,945  10,644,837     297,602    236,771         77,966       (63,431)
Unrealized appreciation
(depreciation) on
investments                   279,314      1,191,713   4,588,259   1,702,642     77,259        (23,062)        3,921
                            _________      _________  __________   _________  _________      _________     _________
Net assets at value         1,443,258      4,104,233  25,375,460   5,605,916  3,924,551      4,632,162     3,446,599

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ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS
(unaudited)
June 30, 1997


INTERNATIONAL EQUITY PORTFOLIO                  Shares       Value
Cash and Cash Equivalents (8.55%)

  Wells Fargo Bank Deposit Account              132,048        132,048
  (cost 132,048)

American Depository Receipts (91.45%):

  Consumer Staples (19.97%):

    Allied Domecq                                 3,750         26,929
    BAT Industries                                2,200         40,289
    Cadbury Schweppes                               800         29,300
    Compagnie General Des Eaux                    1,450         37,196
    Grand Metropolitan                            1,250         48,985
    Heineken                                         80         13,678
    Kao Corp                                        240         33,348
    Nestle                                          750         49,542
    Unilever                                        250         29,031
                                                               _______
  Health (8.46%):                                              308,298

    Astra                                         1,333         24,000
    Novartis                                        683         54,673
    Rhone Poulenc                                 1,250         52,031
                                                               _______
  Consumer Durables (4.77%):                                   130,704

    Daimler Benz                                    380         30,970
    Fiat                                          4,450         42,656
                                                                ______
  Process Industry (4.69%):                                     73,626

    Hoechst                                       1,100         46,701
    NKK Corp                                      1,200         25,798
                                                                ______
  Consumer Discretionary (8.88%):                               72,499

    Aktiebolaget Electrolux                         450         32,681
    Nintendo Ltd                                  3,050         31,985
    Rank Group                                    1,850         24,050
    Sony Corp                                       550         48,400
                                                               _______
                                                               137,116
  Technology (2.25%):

    Matsushita Elec Indl                            170         34,765

PAGE
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SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997

INTERNATIONAL EQUITY PORTFOLIO, continued

American Depository Receipts (91.45%), continued

  Producer/Manufacturing (4.20%):

    General Electric                               4.150        24,796
    Mannesmann                                        90        40,131
                                                                ______
  Energy (8.58%):                                               64,927

    ELF Aquataine                                    850        46,272
    ENI Spa                                          750        42,656
    Royal Dutch Petroleum                            800        43,500
                                                               _______
  Telecommunications (6.36%):                                  132,428

    Alcatel Alsthom                                1,950        49,238
    Ricoh Ltd                                        450        29,494
    WPP Group                                        480        19,560
                                                                ______
  Financial (16.86%):                                           98,292

    ABN AMRO Holdings                              1,550        29,256
    Den Danske Bank                                  300        29,228
    Deutsche Bank                                    770        45,028
    HSBC Holdings                                    105        31,579
    Mitsui Marine & Fire Ins Ltd                     480        34,732
    Societe Generale Paris                         1,730        38,660
    Zurich Insurance Co                              650        51,809
                                                               _______
  Utilities (6.43%):                                           260,292

    Empresa Nacional Electric                        650        55,291
    National Power                                 1,250        43,985
                                                                ______
                                                                99,276

Total American Depository Receipts                           1,412,223
(cost 1,132,909)                                             _________


Total Investments held (cost 1,264,957)                      1,544,271

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ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997


GROWTH EQUITY PORTFOLIO                        Shares      Value
Cash and Cash Equivalents (1.46%):

  Wells Fargo Bank Deposit Account             63,761         63,761
  (cost 63,761)

Common Stocks (98.54%):

  Automotive & Transport (9.08%):

    Harley Davidson Inc                          3,300       158,195
    Magna International Inc                      2,150       129,403
    Southwest Airlines Co                        4,200       108,675
                                                             _______
  Healthcare (11.78%):                                       396,273

    Biochem Pharma Inc                           5,500       122,375
    Elan PLC ADR                                 3,350       149,325
    Forest Labs Inc                              2,200        91,164
    Shared Medical Systems Corp                  2,800       151,200
                                                             _______
  Consumer Discretionary (20.32%):                           514,064

    Callaway Golf Co                             3,350       118,925
    Circus Circus Enterprise Inc                 3,475        85,572
    Cognizant Corp                               3,900       157,950
    Dollar Gen Corp                              3,710       139,589
    Manpower Inc                                 3,000       133,500
    Pep Boys Manny Moe & Mack                    3,450       117,517
    Petsmart Inc                                11,600       133,400
                                                             _______
  Business Services (26.02%):                                886,453

    Andrew Corp                                  4,100       115,313
    EMC Corp Mass                                3,300       128,700
    International Rectifier Corp                 6,300       117,338
    Mentor Graphics Corp                         9,900        91,575
    Newbridge Networks Corp                      3,400       147,900
    Nokia Corp                                   2,450       180,688
    Symbol Technologies Inc                      3,525       118,528
    Texas Instruments Inc                        1,300       109,282
    3 Com Corp                                   2,800       126,000
                                                           _________
                                                           1,135,324
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SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997

GROWTH EQUITY PORTFOLIO, continued

Common Stocks (98.54%), continued

  Producer Durables (13.10%):

    American Power Conversion Corp               4,800        91,200
    Molex Inc                                    3,321       115,820
    Novellus Systems Inc                         1,600       138,400
    Sensormatic Electronics Corp                 6,205        79,890
    Solectron Corp                               2,090       146,432
                                                             _______
  Financial Services (13.08%):                               571,742

    Equitable Cos Inc                            4,800       159,600
    Green Tree Financial                         3,380       120,413
    MBIA Inc                                     1,250       141,016
    MBNA Corp                                    4,080       149,430
                                                             _______
  Utilities (5.16%):                                         570,459

    LCI International Inc                        6,100       134,200
    Telephone & Data Systems Inc                 2,400        91,050
                                                             _______
                                                             225,250

Total Common Stocks (cost 3,107,852)                       4,299,565
                                                           _________

Total investments held (cost 3,171,613)                    4,363,326

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ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997

VALUE EQUITY PORTFOLIO                          Shares         Value
Cash and Cash Equivalents (5.30%)

  Wells Fargo Bank Deposit Account              1,386,292       1,386,292
  (cost 1,386,292)

Common Stocks (94.70)%:

  Energy (5.38):

    Ashland Inc                                     4,100         190,138
    Mobil Corp                                      1,800         125,775
    Occidental Petroleum Corp                      18,000         451,133
    Tosco Corp                                      6,000         179,628
    Unocal Corp                                    11,800         460,200
                                                                _________
  Industrial (3.34%):                                           1,406,874

    Global Marine Inc                              22,900         533,868
    Jacobs Engineering Group Inc                    7,600         204,250
    Pride International Inc                         5,600         134,400
                                                                  _______
  Process Industries (1.71%):                                     872,518

    International Specialty Products Inc            9,200         129,380
    James River Corp Of Virginia                    3,400         125,800
    Terra Industries Inc                           16,500         191,813
                                                                  _______
  Commercial Services (0.71%):                                    446,993

    Fleming Cos Inc                                10,300         185,400

  Technology Services (0.62%):

    Avnet                                           2,100         120,750
    Ingram Micro Inc                                1,700          40,907
                                                                  _______
  Producer Manufacturing (5.24%):                                 161,657

    Coltec Industries Inc                          31,600         616,200
    Cummins Engine Co Inc                           2,000         141,126
    Johnson Controls                                3,000         123,189
    U S Industries Inc                             13,700         488,062
                                                                _________
                                                                1,368,577

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SCHEDULE OF INVESTMENTS, continued

June 30, 1997
(unaudited)
VALUE EQUITY PORTFOLIO, continued

Common Stocks (94.70%), continued

  Technology (8.06%):

    Data General Corp                              14,500         377,000
    Gencorp Inc                                     9,500         219,688
    Mitel Corp                                     16,200          84,046
    National Semiconductor Corp                     9,600         294,000
    Quantum                                         9,700         197,036
    Storage Technology Corp                         5,400         243,675
    Western Digital Corp                           21,900         692,588
                                                                _________
  Health Services (4.03%):                                      2,108,033

    Amerisource Health Corp                         4,500         224,437
    Bergen Brunswig Corp CL-A                       7,375         207,422
    Cardinal Health Inc                             4,200         240,450
    Tenet Healthcare Corp                          12,900         380,550
                                                                _________
  Consumer (16.43%):                                            1,052,859

    Campbell Soup Co                               13,500         675,000
    Chrysler Corp                                  14,200         466,825
    Coca Cola Enterprises Inc                      29,400         676,200
    Coors Adolph Co                                 5,500         146,438
    Ford Motor Co                                   9,800         372,400
    Furniture Brands International Inc              4,000          77,500
    Hasbro Inc                                     15,600         442,650
    Honda Motor Ltd ADR                             2,000         120,376
    Maytag Corp                                    10,400         275,600
    Reebok International Ltd                        9,200         431,830
    Tele Communications Inc                        10,600         251,750
    Universal Corp                                  5,900         187,325
    Volvo Aktiebolaget ADR                          6,400         171,336
                                                                _________
  Transportation (3.87%):                                       4,295,230

    Illinois Central Corp                           6,900         241,072
    United Airlines                                 2,000         143,126
    U S Air Group Inc                              14,400         504,000
    Yellow Corp                                     5,500         123,062
                                                                _________
                                                                1,011,260

PAGE
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SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997

VALUE EQUITY PORTFOLIO, continued

Common Stocks (94.70%), continued

  Retail (16.22%):

    American Stores                                 5,300         261,688
    Burlington Coat Factory Wharehours              6,700         130,650
    Charming Shoppes Inc                           14,700          76,719
    Costco Companies Inc                           10,000         328,750
    Dayton Hudson Corp                              9,100         484,011
    Fingerhut Co Inc                               15,800         275,520
    General Nutrition Companies Inc                26,200         733,600
    K Mart Corp                                    20,500         249,854
    Kroger Co                                      10,000         290,000
    Meyer Fred Inc                                  3,600         186,077
    Pier 1 Imports Inc                              6,400         169,600
    Safeway Inc                                    11,015         508,067
    Sports Authority Inc                            4,400          85,527
    TJX Companies Inc                               8,000         211,000
    Waban Inc                                       3,500         112,658
    Woolworth Corp                                  5,700         136,800
                                                                _________
  Finance (23.44%):                                             4,240,521

    Allmerica Property & Casualty Inc               7,300         239,075
    American Financial Group Inc                    3,300         140,663
    Bank New York Inc                               7,600         331,550
    Bear Stearns Co Inc                            18,170         621,196
    City National Corp                              7,600         182,879
    Countrywide Industries Inc                      4,100         127,871
    Federal Home Loan Mortgage Corp                12,200         427,000
    First Security Corp                            10,300         281,324
    Fremont General Corp                            6,900         277,725
    Hibernia Corp                                  20,100         280,154
    Huntington Bancshares Inc                       2,530          67,562
    Lehman Brothers Holding Co                     16,300         660,150
    Old Republic International Corp                12,500         378,912
    Paine Webber Group Inc                         14,000         490,000
    Peoples Bank Bridgeport Conn                   15,300         395,887
    Popular Inc                                     1,800          72,675
    Raymond James Financial Inc                     5,000         136,875
    Riggs National Corp Washington DC               4,500          92,812
    Ryder Systems Inc                              11,000         363,000
    USF&G Corp                                     23,300         559,200
                                                                _________
                                                                6,126,510

PAGE

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997

VALUE EQUITY PORTFOLIO, continued

Common Stocks (94.70%), continued

  Utilities (5.65%):

    Citizens Utilities Co                          10,058          93,040
    Edison International                           26,900         669,137
    Midamerican Energy Holdings Co                  9,900         171,399
    NGC Corp                                       12,800         198,400
    Pacific Corp                                   10,500         231,000
    Washington                                      5,800         113,825
                                                                _________
                                                                1,476,801

Total Common Stocks (cost 20,164,974)                          24,753,233
                                                               __________

Total investments held (cost 21,551,266)                       26,139,525

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ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997

                                                Shares/
BALANCED PORTFOLIO                              Face Value     Value
Cash and Cash Equivalents (8.52%)

  Wells Fargo Bank Deposit Account              474,141          474,141
  (cost 474,141)

Common Stocks (64,14)%:

  Automotive (0.68%):

    Ford Motor                                    1,000           38,000

  Basic Industry (3.91%):

    Caterpiller Inc                               1,000          107,375
    Champion International                        1,000           55,250
    Deere & Co                                    1,000           54,875
                                                                 _______
  Capital Goods (6.09%):                                         217,500

    Black & Decker                                2,000           74,376
    General Electric                              2,000          130,000
    Minnesota Mining                              1,000          102,250
    WMX Technologies                              1,000           32,125
                                                                 _______
  Chemical (1.13%):                                              338,751

    E I Dupont                                    1,000           62,875

  Consumer (7.69%):

    Gillette                                      2,000          189,500
    H J Heinz                                     1,500           69,188
    McDonalds Corp                                1,000           48,313
    Pepsico                                       1,000           37,563
    Sara Lee                                      2,000           83,250
                                                                 _______
  Energy (5.80%):                                                427,814

    Chevron                                       1,000           73,938
    Exxon                                         1,000           61,250
    Mobil Oil Corp                                  600           41,925
    Noble Drilling                                2,000           45,000
    Norfolk & Southern Corp                       1,000          100,750
                                                                 _______
                                                                 322,863

(unaudited)
June 30, 1997

BALANCED PORTFOLIO, continued

Common Stocks (64.14%), continued


  Entertainment & Leisure (2.88%):

    Walt Disney                                   2,000          160,500

  Healthcare (7.15%):

    American Home Products                        1,000           76,500
    Amgen                                         2,000          116,250
    Bristol Myers                                 1,000           81,000
    Warner Lambert                                1,000          124,250
                                                                 _______
  Finance and Insurance (9.20%):                                 398,000

    Aetna Life                                    1,000          102,375
    American Express                              2,000          149,000
    Bank America Corp                             2,000          129,126
    Federal National Mtg.                         1,000           43,625
    H & R Block                                   1,000           32,250
    Salomon Inc                                   1,000           55,625
                                                                 _______
  Media (1.08%):                                                 512,001

    Media General                                 1,500           60,000

  Retailers (4.14%):

    Costco                                        2,695           88,598
    GAP                                           2,000           77,750
    Nike Inc                                        500           29,188
    Toys-R-Us                                     1,000           35,000
                                                                 _______
  Technology (8.17%):                                            230,536

    EMC Corp                                      2,000           78,000
    Hewlett Packard                               1,000           56,000
    Intel                                         1,000          141,813
    Silicon Graphics                              2,000           30,000
    Sun Microsystems                              4,000          148,876
                                                                 _______
  Telecommunications (2.06%):                                    454,689

    MCI Communications                            3,000          114,843

(unaudited)
June 30, 1997

BALANCED PORTFOLIO, continued

Common Stocks (64.14%), continued

  Transportation (0.64%):

    United Airlines Corp                            500           35,781

  Utilities (3.52%):

    AT&T Corp                                     1,000           35,063
    Bell Atlantic Corp                            1,000           75,875
    Lucent Technologies                             324           23,348
    SBC Communications Inc                        1,000           61,875
                                                                 _______
                                                                 196,161

Total Common Stocks (cost 1,884,644)                           3,570,314
                                                               _________

Corporate Debt Securities (12.86%):

  Financial (1.92%):

    Merrill Lynch, 8.300%, due 11-01-02         100,000          106,579

  Industrial (7.26%):

    BP Amer, 9.375%, due 11-01-00               100,000          108,341
    GTE Southwest Inc, 6.000%, 01-15-06         100,000           93,370
    IBM, 7.250%, due 11-01-02                   100,000          102,299
    North Telecom, 6.875%, due 10-01-02         100,000          100,225
                                                                 _______
  International (3.68%):                                         404,235

    Quebec Province, 7.500%, due 07-15-02       100,000          102,617
    ELF Aquitaine, 7.750%, due 05-01-99         100,000          102,291
                                                                 _______
                                                                 204,908

Total Corporate Debt Securities                                  715,722
(cost 705,186)                                                   _______

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997

BALANCED PORTFOLIO, continued

U.S. Gov't & Agency Obligations (14.48%):

  U.S. Treasury Notes:
    7.125%, due 10-15-98                        200,000          202,938
    7.250%, due 02-15-98                        100,000          100,906
    7.750%, due 12-31-99                        100,000          103,563
    5.875%, due 11-30-01                        100,000           98,094
    6.500%, due 05-31-02                        200,000          200,750
    6.500%, due 08-15-05                        100,000           99,750
                                                                 _______

Total U. S. Government (cost 799,565)                            806,001
                                                               _________

Total investments held  (cost 3,863,536)                       5,566,178

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ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997

                                                Shares/
LONG-INTERMEDIATE FIXED INCOME PORTFOLIO        Face Value    Value
Cash and Cash Equivalents (27.99%)

  Money Market Account (8.57%):

    Wells Fargo Bank Deposit Account            379,602         379,602

  Commercial Paper (19.42%):

    American Express, 5.500%, due 07-07-97      210,000         210,000
    Ford Motor, 5.520%, due 07-14-97            220,000         220,000
    General Electric Capital, 5.480%,
      due 07-07-97                              210,000         210,000
    Household Finance, 5.420%, due 07-01-97     220,000         220,000
                                                                _______
                                                                860,000

Total Cash & Cash Equivalents                                 1,239,602
(cost 1,239,602)                                              _________

Corporate Debt Securities (23.20%):

  Financial (7.88%):

    Associates Corp, 6.000%, due 12-01-02       150,000          96,236
    Banc One Corp, 7.625%, due 10-15-26         150,000          98,998
    Nationsbank Corp, 7.800%, due 09-15-16      100,000         153,588
                                                                _______
  Industrial (13.00%):                                          348,822

    Atlantic Richfield, 8.550%,
       due 03-01-12                             150,000         166,707
    Barrick Gold Corp, 7.500%, due 05-01-07     100,000         102,307
    Caterpillar, 8.100%, due 01-15-04           100,000         105,891
    Westvaco Corp, 7.650%, due 03-15-27         100,000         100,937
    Xerox, 8.000%, due 02-01-27                 100,000          99,990
                                                                _______
  Retail (2.32%):                                               575,832

    J C Penney Inc, 7.400%, due 04-01-37        100,000         102,925


Total Corporate Debt Securities                               1,027,579
(cost 1,000,702)                                              _________

(unaudited)
June 30, 1997

LONG-INTERMEDIATE FIXED INCOME PORTFOLIO, continued

U.S. Gov't & Agency Obligations (48.81%):

  U.S. Treasury Obligations (27.75%)

   Bonds:

    6.250%, due 08-15-23                         40,000          37,012
    6.625%, due 02-15-27                         70,000          68,469
    7.250%, due 05-15-16                        300,000         312,843
    7.875%, due 02-15-21                         70,000          78,007
    0.000%, due 05-15-05                         90,000          52,612

   Notes:

    5.000%, due 02-15-99                        400,000         393,752
    5.750%, due 08-15-03                        115,000         111,047
    6.250%, due 10-31-01                         75,000          74,672
    6.500%, due 05-15-05                         80,000          79,875
    7.250%, due 08-15-04                         20,000          20,850
                                                              _________
                                                              1,229,139
   Federal Home Loan Mortgage Notes (4.18%):

    8.000%, due 03-15-20                         15,991          15,961
    10.5000%, due 02-01-01                        2,043           2,159
    7.500%, due 02-01-25                        165,667         166,856
                                                                _______
                                                                184,976
   Federal National Mortgage Association
   Pooled Notes (8.73%):

    9.000%, due 11-01-04                         12,828          13,346
    6.000%, due 11-01-23                        210,766         197,264
    7.500%, due 04-01-27                        114,346         114,595
    8.500%, due 04-25-18                             46              45
    7.950%, due 12-25-19                         60,856          61,502
                                                                _______
                                                                386,752

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997

LONG-INTERMEDIATE FIXED INCOME PORTFOLIO, continued

U.S. Gov't & Agency Obligations (48.81%):
continued

  Government National Mortgage Association
  Pooled Notes (8.15%):

    7.500%, due 05-15-07                         49,919          50,044
    7.500%, due 07-15-07                         34,523          34,609
    11.000%, due 07-15-15                        10,602          11,775
    12.000%, due 06-15-15                         1,282           1,463
    9.500%, due 09-15-19                         28,584          30,808
    9.000%, due 12-15-19                         31,902          33,687
    6.500%, due 11-15-09                        200,655         198,428
                                                                _______
                                                                360,814

Total U.S. Government (cost 2,111,299)                        2,161,681
                                                              _________

Total investments held (cost 4,351,602)                       4,428,862

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997
                                                Shares/
SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO       Face Value    Value
Cash and Cash Equivalents (8.70%)

  Wells Fargo Bank Deposit Account              412,749         412,749
  (cost 412,749)

Corporate Debt Securities (13.78%):

  Financial (11.65%):

    Associates Corp, 7.300%, due 06-28-99       150,000         152,541
    Beneficial, 6.120%, due 08-27-97            100,000         100,089
    Ford Capital, 9.125%, due 05-01-98          100,000         102,406
    International Lease Finance Corp,
      6.375%, due 01-18-00                      100,000          99,649
    MBNA America, 6.100%, due 04-01-00          100,000          98,045
                                                                _______
  Retail (2.13%):                                               552,730

    J C Penney, 6.950%, due 04-01-00            100,000         100,842


Total Corporate Debt Securities                                 653,572
(cost 653,991)                                                  _______

U.S. Gov't & Agency Obligations (77.52%):

  U.S. Treasury Notes (61.72%):

    5.000%, due 02-15-99                        400,000         393,752
    5.125%, due 04-30-98                        500,000         497,500
    5.125%, due 12-31-98                        350,000         345,846
    5.750%, due 08-15-03                        400,000         386,252
    6.125%, due 07-31-00                        300,000         299,064
    6.750%, due 06-30-99                        500,000         506,095
    6.250%, due 04-30-01                        500,000         498,750
                                                              _________
  Federal Home Loan Mortgage Notes (2.67%):                   2,927,259

    8.000%, due 03-15-20                          7,995           7,980
    7.500%, due 12-15-05                         33,528          33,532
    7.000%, due 09-01-99                         84,745          85,342
                                                                _______
                                                                126,854

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997

SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO, continued

U.S. Gov't & Agency Obligations (77.52%):
continued

  Federal National Mortgage Association
  Pooled Notes (9.01%):

    6.500%, due 10-01-10                        224,267         219,641
    6.016%, due 08-01-29                        209,985         207,558
                                                                _______
  Government National Mortgage Association                      427,199
  Pooled Notes (4.12%):

    10.000%, due 02-15-25                       177,769         195,392


Total U.S. Government (cost 3,699,347)                        3,676,704
                                                              _________

Total investments held (cost 4,766,087)                       4,743,025

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997

                                                Shares/
SHORT TERM INCOME FUND                          Face Value    Value
Cash and Cash Equivalents (34.16%)

  Money Market Account (15.49%):

    Wells Fargo Bank Deposit Account            581,101         581,101

  Commercial Paper (18.67%):

    American Express, 5.520%, due 07-02-97      175,000         175,000
    Beneficial, 5.520%, due 07-14-97            175,000         175,000
    General Electric, 5.530%, due 07-14-97      175,000         175,000
    Household Finance, 5.500%, due 07-14-97     175,000         175,000
                                                                _______
                                                                700,000
Total Cash & Cash Equivalents
(cost 1,281,101)                                              1,281,101
                                                              _________

Corporate Debt Securities (12.08%):

  Financial (7.42%):

    First Union Corp, 6.750%, due 01-15-98      175,000         175,746
    Ford Capital, 9.125%, due 05-01-98          100,000         102,406
                                                                _______
  Industrial (4.66%):                                           278,152

    Phillips Pete, 9.500%, due 11-15-97         175,000         175,000


Total Corporate Debt Securities                                 453,152
(cost 456,047)

U.S. Gov't & Agency Obligations (53.76%):

  U.S. Treasury Notes (42.87%):

    5.125%, due 02-28-98                        325,000         323,681
    5.125%, due 04-30-98                        400,000         398,000
    5.750%, due 09-30-97                        400,000         400,252
    6.000%, due 08-31-97                        300,000         300,189
    6.000%, due 12-31-97                        185,000         185,405
                                                              _________
                                                              1,607,527

SCHEDULE OF INVESTMENTS, continued
(unaudited)
June 30, 1997

SHORT-TERM INCOME FUND,
continued

U.S. Gov't & Agency Obligations (53.76%):
continued

  Federal National Mortgage Association
  Pooled Notes (10.89%):

    0.000%, due 07-25-97                        410,000         408,495


Total U.S. Government (cost 2,009,206)                        2,016,022
                                                              _________

Total investments held (cost 3,746,354)                       3,750,275

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS
STATEMENTS OF OPERATIONS
(unaudited)
For the six months ended June 30, 1997

                            International  Growth     Value        Balanced   Long-          Short-
                            Value Equity   Equity     Equity                  Intermediate   Intermediate  Short Term
                                                                              Fixed Income   Fixed Income  Income
Investment income:
  Interest income               2,087          2,152      44,447      58,542    146,624        142,332       116,834
  Dividend income              18,705 <F1>    11,010     178,734      22,646          0              0             0
                              _______        _______     _______     _______    _______        _______       _______
Total investment income        20,792         13,162     223,181      81,188    146,624        142,332       116,834

Expenses:
  Investment advisory fees      6,280         14,742      96,064      14,536     11,028         12,136         9,390
  Administration fees           3,226          9,974      57,963      12,053     10,810         11,363         8,857
  Consulting fees               1,230          3,689      21,213       4,612      1,787          1,945         1,524
  Custodian fees                  921          2,714      16,027       3,360      2,903          3,070         2,668
  Legal fees                    1,115          3,386      19,795       4,149      3,681          3,899         3,035
  Audit fees                      295            913       5,301       1,102        990          1,041           811
  Insurance                       174            539       3,133         651        585            615           479
  Printing                         39            119         693         144        130            136           106
                              _______        _______   _________     _______    _______        _______       _______
Total expenses                 13,280         36,076     220,189      40,607     31,914         34,205        26,870

Reimbursed/waived fees           (757)        (2,145)    (12,836)     (2,749)    (2,242)        (2,404)       (1,895)
                              _______        _______   _________     _______    _______        _______       _______
                               12,523         33,931     207,353      37,858     29,672         31,801        24,975

Fees paid indirectly             (548)        (2,236)    (21,213)       (435)         0              0             0
                              _______        _______   _________     _______    _______        _______       _______
Net expenses                   11,975         31,695     186,140      37,423     29,672         31,801        24,975

Net investment income
 (loss)                         8,817        (18,533)     37,041      43,765    116,952        110,531        91,859

Realized and unrealized
gain (loss) on investments

Net realized gain (loss)
 on securities sold             2,916        233,683   2,031,723      45,288     19,310        (15,516)       (6,133)
                              _______        _______   _________     _______    _______        _______       _______
Unrealized appreciation
 (depreciation) on
 investments                  184,338        224,925   1,280,917     600,298    (46,307)         9,394        13,891
                              _______        _______   _________     _______    _______        _______       _______
Net realized and unrealized
 gain (loss) on investments   187,254        458,608   3,312,640     645,586    (26,997)        (6,122)        7,758
                              _______        _______   _________     _______    _______        _______       _______
Net increase in
net assets resulting
from operations               196,071        440,075   3,349,681     689,351     89,955        104,409        99,617

<F1>
Net of foreign taxes withheld in the amount of 2,122.

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS
(unaudited)
for the six months ended June 30, 1997 and for the year ended December 31, 1996

INTERNATIONAL EQUITY PORTFOLIO                               1997         1996
Increase in net assets from operations:

 Net investment income                                      8,817       10,117
 Net realized gain                                          2,916        7,171
 Net unrealized appreciation                              184,338       88,295
                                                        _________    _________
  Net increase in net assets
  resulting from operations                               196,071      105,583

Increase in net assets from unitholder
 activity                                                  92,811      243,435
                                                        _________    _________

   Total increase in net assets                           288,882      349,018

Net assets, beginning of period                         1,154,376      805,358
                                                        _________    _________

Net assets, end of period                               1,443,258    1,154,376


Undistributed net investment income included in net assets:

  Beginning of period                                      10,451          334

  End of period                                            19,268       10,451

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS
(unaudited)
for the six months ended June 30, 1997 and for the year ended December 31, 1996


GROWTH EQUITY PORTFOLIO                                    1997          1996
Increase (decrease) in net assets from operations:

 Net investment loss                                      (18,533)      (36,937)
 Net realized gain                                        233,683       147,020
 Net unrealized appreciation                              224,925       468,911
                                                        _________     _________
  Net increase in net assets
  resulting from operations                               440,075       578,994

Increase (decrease) in net assets from unitholder
 activity                                                (489,812)      213,779
                                                        _________     _________

   Total increase (decrease) in net assets                (49,737)      792,773

Net assets, beginning of period                         4,153,970     3,361,197
                                                        _________     _________

Net assets, end of period                               4,104,233     4,153,970


Undistributed net investment loss included in net assets:

  Beginning of period                                     (96,181)      (59,244)

  End of period                                          (114,714)      (96,181)

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS
(unaudited)
for the six months ended June 30, 1997 and for the year ended December 31, 1996


VALUE EQUITY PORTFOLIO                                    1997          1996
Increase in net assets from operations:

 Net investment income                                     37,041       179,491
 Net realized gain                                      2,031,723     2,583,986
 Net unrealized appreciation                            1,280,917       852,756
                                                       __________    __________
  Net increase in net assets
  resulting from operations                             3,349,681     3,616,233

Decrease in net assets from unitholder
 activity                                              (1,324,804)     (546,063)
                                                       __________    __________

   Total increase in net assets                         2,024,877     3,070,170

Net assets, beginning of period                        23,350,583    20,280,413
                                                       __________    __________

Net assets, end of period                              25,375,460    23,350,583


Undistributed net investment income included in net assets:

  Beginning of period                                   1,310,456     1,130,965

  End of period                                         1,347,497     1,310,456

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS
(unaudited)
for the six months ended June 30, 1997 and for the year ended December 31, 1996


BALANCED PORTFOLIO                                         1997          1996
Increase in net assets from operations:

 Net investment income                                     43,765        75,021
 Net realized gain                                         45,288        35,993
 Net unrealized appreciation                              600,298       448,358
                                                        _________     _________
  Net increase in net assets
  resulting from operations                               689,351       559,372

Increase in net assets from unitholder
 activity                                                 307,947       559,754
                                                        _________     _________

   Total increase in net assets                           997,298     1,119,126

Net assets, beginning of period                         4,608,618     3,489,492
                                                        _________     _________

Net assets, end of period                               5,605,916     4,608,618


Undistributed net investment income included in net assets:

  Beginning of period                                     531,367       456,346

  End of period                                           575,132       531,367

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS
(unaudited)
for the six months ended June 30, 1997 and for the year ended December 31, 1996


LONG-INTERMEDIATE FIXED INCOME PORTFOLIO                    1997          1996
Increase (decrease) in net assets from operations:

 Net investment income                                    116,952       258,487
 Net realized gain                                         19,310        53,493
 Net unrealized depreciation                              (46,307)     (238,190)
                                                        _________     _________
  Net increase in net assets
  resulting from operations                                89,955        73,790

Decrease in net assets from unitholder
 activity                                                (898,168)      (63,438)
                                                        _________     _________

   Total increase (decrease) in net assets               (808,213)       10,352

Net assets, beginning of period                         4,732,764     4,722,412
                                                        _________     _________

Net assets, end of period                               3,924,551     4,732,764


Undistributed net investment income included in net assets:

  Beginning of period                                   1,729,249     1,470,762

  End of period                                         1,846,201     1,729,249

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS
(unaudited)
for the six months ended June 30, 1997 and for the year ended December 31, 1996


SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO                   1997          1996
Increase (decrease) in net assets from operations:

 Net investment income                                    110,531       241,563
 Net realized gain (loss)                                 (15,516)       23,613
 Net unrealized appreciation (depreciation)                 9,394      (104,511)
                                                        _________    __________
  Net increase in net assets
  resulting from operations                               104,409       160,665

Increase (decrease) in net assets from unitholder
 activity                                                  32,883    (1,738,311)
                                                        _________    __________

   Total increase (decrease) in net assets                137,292    (1,577,646)

Net assets, beginning of period                         4,494,870     6,072,516
                                                        _________    __________

Net assets, end of period                               4,632,162     4,494,870


Undistributed net investment income included in net assets:

  Beginning of period                                   1,775,085     1,533,522

  End of period                                         1,885,616     1,775,085

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS
(unaudited)
for the six months ended June 30, 1997 and for the year ended December 31, 1996


SHORT TERM INCOME FUND                                      1997          1996
Increase (decrease) in net assets from operations:

 Net investment income                                     91,859       113,080
 Net realized gain (loss)                                  (6,133)        4,012
 Net unrealized appreciation (depreciation)                13,891       (17,432)
                                                        _________     _________
  Net increase in net assets
  resulting from operations                                99,617        99,660

Increase (decrease) in net assets from unitholder
 activity                                                (225,134)      906,691
                                                        _________     _________

   Total increase (decrease) in net assets               (125,517)    1,006,351

Net assets, beginning of period                         3,572,116     2,565,765
                                                        _________     _________

Net assets, end of period                               3,446,599     3,572,116


Undistributed net investment income included in net assets:

  Beginning of period                                   1,387,160     1,274,080

  End of period                                         1,479,019     1,387,160

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

1.  Organization:

The Alameda-Contra Costa Medical Association Collective Investment Trust for Retirement Plans (the Trust) is a collective investment trust which was established under the laws of the State of California by the Alameda-Contra Costa Medical Association (the Associaton) to be managed by a supervisory comittee with Wells Fargo Bank, National Assocations (Wells Fargo), acting as the custodial trustee (the Custodial Trustee) under a Declaration of Trust dated February 9, 1990. The Association is also administrator of the Trust pursuant to an Administrative Services agreement between the Trust and the Association. The Trust is registered with the Securities and Exchange Commission as an open-end diversified management investment company. Units of beneficial interest in the Portfolios (the Units) are sold without a sales charge and are available only to Retirement Plans.

The Trust offers seven investment portfolios, each with a different investment objective, for the investment of funds held in retirement plans. The Prospectus for the Trust includes certain investment restrictions that cannot be changed for any portfolios without the approval of a majority of the outstanding units of that portfolio. The investment objectives of the Portfolios are as follows:

Capital Growth              Growth and Income  Fixed Income

International Value Equity  Value Equity       Long-Intermediate Fixed Income
Growth Equity               Balanced           Short-Intermediate Fixed Income
                                               Short-Term Income Fund

2.  Summary of Significant Accounting Policies:

Security Valuation:

Investments for which market quotations are readily available are stated at market value, which is determined using the last reported closing price. Securities traded over-the-counter are stated at the last reported bid price or last current sales price, as applicable. United States Government and agency obligations are valued at bid quotations from the Federal Reserve Bank for identical or similar obligations. Short-term money market instruments are valued at bid quotations or by reference to bid quotations for similar instruments of issuers with similar credit ratings. Debt securities with remaining maturities of 60 days or less are stated at amortized cost which approximates market value.

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

2.  Summary of Significant Accounting Policies: continued

Security Transactions and Related Investment Income:

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The cost of securities sold is computed on an average cost basis.

Distributions:

The Trust does not declare and pay dividends on its investment income. Income earned on assets in the portfolio is included in the total value of assets of that portfolio as are realized gains or losses from security transactions and unrealized appreciation or depreciation on securities held.

Fund Valuation:

The value of participating units, upon admission to or withdrawal from the Trust, is based upon the net asset value as of the current month end date. There are no transaction fees charged.

Taxation:

As a group trust organized for the collective investment of the assets of Retirement Plans, the Trust is exempt from income tax pursuant to Revenue Ruling 81-100 of the Internal Revenue
Service.

Accounting Estimates:

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Expense Allocation:

Common expenses are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. In all other respects, expenses are charged directly to the Portfolios to which they relate.

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

3.  Investment Management and Administration:

Under the terms of the Declaration of Trust, the custodial trustee will maintain possession of the assets of the portfolios and perform certain other services. The custodial trustee will be paid a quarterly fee for these services as specified in the Declaration of Trust.

The Association will provide certain administrative and accounting services to the Trust in accordance with the terms of the Administrative Services Agreement. As compensation for its services, the Association is paid a quarterly fee at the annual rate of 45/100 of 1% of the aggregate fair market value of the assets of the combined portfolios determined as of the last business day of each calendar quarter, plus an additional $1,000 per month.

For the six months ended June 30, 1997, administration expense amounts include a total of 20,028 that has been waived. Legal expense amounts include a total of 5,000 that has been reimbursed.

Portfolio management services will be provided by various investment managers. Information regarding the Investment Managers is as follows:

Lazard Freres Asset Management: Lazard is responsible for the overall management of the International Value Equity Portfolio and is paid a quarterly management investment fee for its services to such Portfolio at the annual rate of 1.0% of the aggregate fair market value of the first $1,000,000 of the average monthly assets of such Portfolio and
 .75 of 1.0% of such assets in excess of $1,000,000, determined as of the last business day of each month.

The Burridge Group LLC: Burridge is responsible for overall management of the Growth Equity Portfolio and is paid a quarterly management investment fee for its services to such Portfolio at the annual rate of .75 of 1.0% of the aggregate fair market value of the first 10,000,000 of the average monthly assets of such Portfolio, .625 of 1.0% of the next 10,000,000, .50 of 1.0% of the next 20,000,000,
 .375 of 1.0% of the next 20,000,000 and .25 of 1.0% of the next 40,000,000 determined as of the last business day of each month.

Towneley Capital Management, Inc: Towneley is responsible for overall management of the Value Equity Portfolio and is paid a quarterly investment management fee for its services to such Portfolio at the annual rate of 1.0% of the aggregate fair market value of the first 10,000,000, .75 of 1.0% of the next 10,000,000 and .55 of 1.0%
of the balance of the average monthly assets of such Portfolio. The asset value is determined as of the last business day of each month.

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

3.  Investment Management and Administration: continued

Guardian Investment Management: Guardian is responsible for overall management of the Balanced Portfolio and is paid a quarterly investment management fee for its services to the Balanced Portfolio at the annual rate of 1.0% of the aggregate fair market value of the first $250,000 of the average monthly assets of such Portfolio and .60 of 1.0% of such assets in excess of $250,000, determined as of the last business day of each month.

Scudder, Stevens & Clark Inc: Scudder is responsible for overall management of the Long-Intermediate Fixed Income Portfolio, the Short-Intermediate Fixed Income Portfolio and the Short-Term Income Fund and is paid a quarterly investment management fee for its services to these three Portfolios at the annual rate of .50 of 1.0% of the aggregate fair market value of the average monthly assets in these Portfolios, determined as of the last business day of the month.

4.  Brokerage Commissions Paid to Affiliated Brokers:

During the six months ended June 30, 1997, the International Value Equity, Growth Equity, Value Equity and Balanced Portfolios paid $1,159, $4,452, $46,528 and $870, respectively to Paine Webber for commissions. A broker for Paine Webber is a consultant for the Trust.

5. Expense Offset Arrangements:

For the six months ended June 30, 1997, consulting expense amounts include a total of $24,432 that has been paid indirectly with commission dollars.


6.  Purchases and Sales of Investment Securities:

The aggregate cost of purchases and proceeds from sales of investments (excluding short-term and U.S. government securities for the six months ended June 30, 1997, were as follows:

                                                                               Long-         Short-
                         International  Growth     Value                   Intermediate   Intermediate   Short Term
                         Equity         Equity     Equity       Balanced   Fixed Income   Fixed Income   Income

Purchases                    324,186    664,109    10,335,145   207,040     947,917        455,282        0

Proceeds                     137,732    808,083    11,854,033   112,234     452,358        146,469        0

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

6.  Purchases and Sales of Investment Securities: continued

The aggregate cost of purchases and proceeds from sales of U.S. government securities for the six months ended June 30, 1997, were as follows:
                                                                               Long-         Short-
                         International  Growth     Value                   Intermediate   Intermediate   Short Term
                         Equity         Equity     Equity       Balanced   Fixed Income   Fixed Income   Income

Purchases                    0          0          0             201,340   1,533,580      1,250,344      2,253,990

Proceeds                     0          0          0                   0   3,019,955      1,516,270      3,644,742

7.  Unit Activity:

At June 30, 1997, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the six months ended June 30, 1997, are as follows:
                                                                                                          Long-
                                                                                                       Intermediate
                    International Equity  Growth Equity       Value Equity           Balanced         Fixed Income
                    Units    Amount      Units    Amount     Units    Amount      Units    Amount    Units    Amount
Sales                   948    11,405      3,131    53,310    27,551     330,424   11,564    135,904    1,130     11,811
Transfers from
 other portfolios    37,347   438,859      5,404    94,745    47,591     561,158   30,598    350,761    6,106     63,835
Redemptions         (21,562) (276,225)   (18,372) (336,120)  (80,975) (1,004,867)  (6,356)   (73,718) (68,111)  (721,571)
Transfers to
 other portfolios    (7,213)  (81,227)   (18,090) (301,747) (100,939) (1,211,519)  (9,188)  (105,000) (24,172)  (252,243)
                    _______  ________    _______  ________  ________  __________   ______   ________  _______   ________
Net increase
 (decrease)           9,520    92,811    (27,927) (489,812) (106,772) (1,324,804)  26,618    307,947  (85,047)  (898,168)

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS
NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)
7.  Unit Activity:, continued

At June 30, 1997, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the six months ended June 30, 1997, are as follows:
                           Short-
                           Intermediate
                           Fixed Income         Short Term Income
                           Units     Amount     Units      Amount
Sales                        2,478     26,176      17,673    182,612
Transfers from
 other portfolios           75,446    781,337      26,974    278,073
Redemptions                (41,606)  (434,814)    (39,213)  (408,602)
Transfers to
 other portfolios          (32,841)  (339,816)    (26,699)  (277,216)
                           _______   ________     _______   ________

Net increase (decrease)      3,477     32,883     (21,265)  (225,133)

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)
8.  Unit Activity:

At December 31, 1996, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1996, are as follows:

                                                                                                          Long-
                                                                                                       Intermediate
                     International Equity  Growth Equity       Value Equity           Balanced         Fixed Income
                     Units    Amount      Units     Amount    Units    Amount      Units    Amount    Units    Amount
Sales                  4,862     50,296     11,537   179,702   62,757    638,900   26,755    274,491    5,446     54,793
Transfers from
 other portfolios     30,083    317,000     22,975   366,834   21,550    212,854   36,994    374,542   48,060    495,000
Redemptions           (1,286)   (14,345)    (9,054) (148,174) (66,409)  (707,360)  (8,306)   (89,279) (37,932)  (393,650)
Transfers to
 other portfolios    (10,350)  (109,516)   (12,316) (184,583) (66,434)  (690,457)       0          0  (21,484)  (219,581)
                     _______    _______    _______  ________  _______   ________   ______    _______  _______   ________
Net increase
 (decrease)           23,309    243,435     13,142   213,779  (48,536)  (546,063)  55,443    559,754   (5,910)   (63,438)

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS
NOTES TO FINANCIAL STATEMENTS, continued

8.  Unit Activity:, continued

At December 31, 1996, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1996, are as follows:
                           Short-
                           Intermediate
                           Fixed Income              Short-Term Income
                           Units      Amount         Units     Amount
Sales                          8,209      82,714      33,054    331,027
Transfers from
 other portfolios                499       5,000      88,529    898,245
Redemptions                  (43,071)   (432,411)    (25,213)  (250,857)
Transfers to
 other portfolios           (137,620) (1,393,614)     (7,188)   (71,724)
                            ________  __________     _______   ________

Net increase (decrease)     (171,983) (1,738,311)     89,182    906,691

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

9.  Financial Highlights:

Financial highlights for each unit outstanding for the six months ended
June 30, 1997 and the year ended December 31, 1996 and the period
December 1, 1995 (inception) through December 31, 1995, are as follows:

                                       Jan.-Jun.                 December
INTERNATIONAL EQUITY PORTFOLIO           1997         1996         1995

Net asset value, beginning of period     11.19        10.09        10.00

Net investment income                      .08          .10            0

Net realized and unrealized gain          1.54         1.00          .09
                                         _____        _____        _____

Total from investment operations          1.62         1.10          .09

Net asset value, end of period           12.81        11.19        10.09

Total Return                             14.48%       10.90%        0.90%


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                       0.66%        1.01%        0.04%

Portfolio turnover rate                  11.33%       40.54%           0%

Average commission rate per share        0.1548       0.0909       0.0600

Net assets at end of period (in 000's)    1,443        1,154          805

Ratio of expenses to average net assets   0.94% <F1>  2.02% <F1>   0.11%

Ratio of net expenses to average
  net assets                              0.90% <F2>  1.94% <F2>   0.11%

<F1>
Ratio has been calculated using the expense amount which excludes reimbursed and waived expenses and includes fees paid indirectly. If including all expenses, the ratio would be 0.99% for 1997 and remain unchanged for 1996.
<F2>
Ratio has been calculated using the net expense amount which excludes reimbursed and waived expenses and fees paid indirectly.

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

9.  Financial Highlights:

Financial highlights for each unit outstanding for the six months ended
June 30, 1997 and the years ended December 31, 1996, 1995, 1994 and 1993, and the period October 1, 1992 (inception) through December 31, 1992, are as follows:

                                        Jan.-Jun.                                             Oct.-Dec.
GROWTH EQUITY PORTFOLIO                   1997        1996        1995      1994      1993      1992

Net asset value, beginning of period      16.70       14.27       12.12     13.01     11.74     10.00

Net investment loss                        (.08)       (.14)       (.07)     (.11)     (.07)     (.01)

Net realized and unrealized gain (loss)    1.97        2.57        2.22      (.78)     1.34      1.75
                                          _____       _____       _____     _____     _____     _____

Total from investment operations           1.89        2.43        2.15      (.89)     1.27      1.74

Net asset value, end of period            18.59       16.70       14.27     12.12     13.01     11.74

Total Return                              11.32%      17.03%      17.74%    (6.84)%   10.82%    69.60% <F1>


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                       (.45)%      (.99)%      (.68)%    (.72)%    (.68)%    (.07)%

Portfolio turnover rate                   16.08%      28.97%      33.63%      52.49%    38.58%    12.95%

Average commission rate per share         0.0705      0.0741      0.1339

Net assets at end of year (in 000's)       4,104       4,154       3,361     2,539     3,242     1,660

Ratio of expenses to average net assets     .83% <F2>  1.84% <F2>  1.67%     1.86%     1.79%      .41%

Ratio of net expenses to average            .77% <F3>  1.77% <F3>  1.67%     1.86%     1.79%      .41%
  net assets

<F1>
annualized
<F2>
Ratio has been calculated using the expense amount which excludes reimbursed and waived expenses and includes fees paid indirectly. If including all expenses, the ratio would be 0.88% for 1997 and remain unchanged for 1996.
<F3>
Ratio has been calculated using the net expense amount which excludes reimbursed and waived expenses and fees paid indirectly.

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

9.  Financial Highlights:

Financial highlights for each unit outstanding for the six months ended
June 30, 1997 and the years ended December 31, 1996, 1995, 1994, 1993, and 1992 are as follows:

                                       Jan.-Jun.
VALUE EQUITY PORTFOLIO                   1997         1996          1995      1994      1993      1992

Net asset value, beginning of period      11.34        9.62          7.66      7.74      6.71     5.94

Net investment income                       .02         .10           .12       .02       .06      .13

Net realized and unrealized gain (loss)    1.64        1.62          1.84      (.10)      .97      .64
                                          _____       _____         _____     _____     _____    _____

Total from investment operations           1.66        1.72          1.96      (.08)     1.03      .77

Net asset value, end of period            13.00       11.34          9.62      7.66      7.74     6.71

Total Return                              14.64%      17.88%        25.57%     (.99)%   15.37%   12.88%


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                         .15%        .84%         1.15%      .70%     1.18%     1.75%

Portfolio turnover rate                   45.93%       98.50%      103.58%   116.01%    65.85%    85.40%

Average commission rate per share         0.0602       0.0601       0.1486

Net assets at end of year (in 000's)      25,375       23,351       20,280    16,825    15,518    12,622

Ratio of expenses to average net assets     .86% <F1>   1.98% <F1>   1.82%     1.99%     1.99%     2.01%

Ratio of net expenses to average            .77% <F2>   1.78% <F2>   1.82%     1.99%     1.99%     2.01%
  net assets

<F1>
Ratio has been calculated using the expense amount which excludes reimbursed and waived expenses and includes fees paid indirectly. If including all expenses, the ratio would be 0.92% for 1997 and remain unchanged for 1996.
<F2>
Ratio has been calculated using the net expense amount which excludes reimbursed and waived expenses and fees paid indirectly.

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

9.  Financial Highlights:

Financial highlights for each unit outstanding for the six months ended
June 30, 1997 and the years ended December 31, 1996, 1995, 1994, 1993, and 1992 are as follows:

                                       Jan.-Jun.
BALANCED PORTFOLIO                       1997        1996        1995      1994      1993      1992

Net asset value, beginning of period      10.87        9.47        7.64      7.64      7.05      6.70

Net investment income                       .10         .02         .08       .34       .32       .13

Net realized and unrealized gain (loss)    1.48        1.38        1.75      (.34)      .27       .22
                                          _____       _____       _____     _____     _____     _____

Total from investment operations           1.58        1.40        1.83         0       .59       .35

Net asset value, end of period            12.45       10.87        9.47      7.64      7.64      7.05

Total Return                              14.54%      14.78%      23.91%      .03%     8.34%     5.26%


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                         .87%       1.88%       2.68%     3.09%     2.57%     2.59%

Portfolio turnover rate                    2.49%       7.67%       6.30%     5.18%     4.75%    17.78%

Average commission rate per share         0.0917      0.0825      0.1872

Net assets at end of year (in 000's)       5,606       4,609       3,489     2,486     2,854     3,223

Ratio of expenses to average net assets     .75% <F1>  1.68% <F1>  1.47%     1.63%     1.63%     1.64%

Ratio of net expenses to average            .74% <F2>  1.66% <F2>  1.47%     1.63%     1.63%     1.64%
  net assets

<F1>
Ratio has been calculated using the expense amount which excludes reimbursed and waived expenses and includes fees paid indirectly. If including all expenses, the ratio would be 0.81% for 1997 and remain unchanged for 1996.
<F2>
Ratio has been calculated using the net expense amount which excludes reimbursed and waived expenses and fees paid indirectly.

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

9.  Financial Highlights:

Financial highlights for each unit outstanding for the six months ended
June 30, 1997 and the years ended December 31, 1996, 1995, 1994, 1993 and 1992 are as follows:

                                       Jan.-Jun.
LONG-INTERMEDIATE FIXED INCOME PORTFOLIO 1997        1996        1995      1994     1993       1992

Net asset value, beginning of period     10.43       10.27        8.71      9.16      8.39      7.89

Net investment income                      .28         .61         .34      1.08       .53       .55

Net realized and unrealized gain (loss)   (.07)       (.45)       1.22     (1.53)      .24      (.05)
                                         _____       _____       _____     _____     _____     _____

Total from investment operations           .21         .16        1.56      (.45)      .77       .50

Net asset value, end of period            10.64      10.43       10.27      8.71      9.16      8.39

Total Return                               2.01%      1.56%      17.93%    (4.93)%    9.19%     6.39%


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                        2.64%       5.29%     5.53%     5.64%     5.44%     6.11%

Portfolio turnover rate                   67.59%      17.30%     5.95%        0%    10.68%     9.79%

Net assets at end of year (in 000's)       3,925       4,733     4,722     3,763     5,156     4,908

Ratio of expenses to average net assets     .67% <F1>  1.44%     1.35%     1.49%     1.49%     1.52%

<F1>
Ratio has been calculated using the expense amount which excludes reimbursed and waived expenses. If including all expenses, the ratio would be 0.72%.

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)

9.  Financial Highlights:

Financial highlights for each unit outstanding for the six months ended
June 30, 1997 and for the years ended December 31, 1996, 1995, 1994, 1993 and 1992 are as follows:

                                        Jan.-Jun.
SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO 1997         1996        1995      1994      1993      1992

Net asset value, beginning of period       10.29        9.97        8.99      9.23      8.68      8.18

Net investment income                        .24         .49         .71       .69       .37       .01

Net realized and unrealized gain (loss)     (.01)       (.17)        .27      (.93)      .18       .49
                                           _____       _____       _____     _____     _____     _____

Total from investment operations             .23         .32         .98      (.24)      .55       .50

Net asset value, end of period             10.52       10.29        9.97      8.99      9.23      8.68

Total Return                                2.24%       3.21%      10.88%    (2.58)%    6.38%     6.06%


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                         2.33%       4.63%       4.76%     4.78%     4.75%     5.16%

Portfolio turnover rate                     35.10%     31.68%      19.21%        0%    25.60%     6.69%

Net assets at end of year (in 000's)         4,632      4,495       6,073     6,182     7,575     6,747

Ratio of expenses to average net assets      .67% <F1>   1.47%      1.37%     1.51%     1.47%     1.47%

<F1>
Ratio has been calculated using the expense amount which excludes reimbursed and waived expenses. If including all expenses, the ratio would be 0.72%.

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
(unaudited)
9.  Financial Highlights:

Financial highlights for each unit outstanding for the six months ended
June 30, 1997 and the years ended December 31, 1996, 1995, 1994, 1993 and 1992 are as follows:


SHORT TERM INCOME FUND                    1997        1996        1995     1994        1993      1992

Net asset value, beginning of period       10.20        9.82       9.33     9.10        8.91      8.63

Net investment income                        .25         .40        .39      .26         .32       .38

Net realized and unrealized gain (loss)      .02        (.02)       .10     (.03)       (.13)     (.10)
                                           _____       _____      _____    _____       _____     _____

Total from investment operations             .27         .38        .49      .23         .19       .28

Net asset value, end of period             10.47       10.20       9.82     9.33        9.10      8.91

Total Return                                2.65%       3.87%      5.33%    2.50%       2.10%     3.31%


Ratios and Supplemental Data


Ratio of net investment income to
 average net assets                         2.50%       4.03%      4.11%    2.87%       3.60%     4.33%

Portfolio turnover rate                    23.76%          0%

Net assets at end of year (in 000's)        3,447       3,572      2,566    2,716       2,120     3,481

Ratio of expenses to average net assets      .68% <F1>  1.39%      1.38%    1.50%       1.59%     1.55%


<F1>
Ratio has been calculated using the expense amount which excludes reimbursed and waived expenses. If including all expenses, the ratio would be 0.73%.